UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2019 – September 30, 2019

Item 1.	Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.index.fund, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-464-6339 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.index.fund.

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2019 (Unaudited)

Dear Shareholders,

The Index Funds S&P 500® Equal Weight Fund is a “no-load” index fund with no 12b-1 fees. The Fund’s ticker symbol is INDEX. Our portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category. The Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.*

We believe that the S&P 500® Equal Weight Index methodology is a better investment strategy over time because it corrects an inherent buy-high-sell-low trading “flaw” buried within the market-cap formula that powers the S&P 500® Index and many other market cap strategies. To illustrate, an index fund seeking to track the S&P 500® Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 stocks move higher in price and 250 stocks move lower in price, the market-cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the Equal Weight Index (EWI) strategy corrects this market-cap “buy-high-sell-low-problem” and replaces it with a “buy-low-sell-high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500® Index fund is required to rebalance the portfolio periodically. Using the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive result of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. This is the reason we believe that the EWI strategy has historically provided higher returns that may be sustainable over long periods of time.

During the 6 months ending 09/30/2019, our INDEX FUNDS S&P 500 EQUAL WEIGHT Fund (ticker symbol INDEX) returned +4.39%, while the underlying index grew by +4.52%. During the same period, the S&P 500 Index outperformed both, growing by +6.08% (see Fund Performance Chart).

The underperformance of the Fund relative to the S&P 500® Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500® Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500® Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we see the $22 trillion-dollar Mutual Fund Industry very much in transition, as low cost index strategies appear to be gaining the advantage over traditional, higher-cost alternatives. Another positive development in the industry is the creation of what many are now calling “Clean Shares”. This is a no-load mutual fund share class which contain no 12b-1 fees, providing one uniform price across the board. We believe that Clean Shares will lead to higher transparency with fewer conflicts of interest, and could offer big savings for investors.

The good news is that INDEX is already a “no-load”, low cost index fund with no 12b-1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis

President

ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC exclusively and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500 Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500 is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Semi-Annual Report | September 30, 2019	1

Index Funds S&P 500® Equal Weight	Manager Commentary
September 30, 2019 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended September 30, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended September 30, 2019)

	6 Month	1 Year	3 Year	Since Inception*
Index Funds S&P 500® Equal Weight	4.39%	3.23%	10.89%	8.69%
S&P 500 Total Return Index	6.08%	4.25%	13.39%	10.65%
S&P 500® Equal Weight (Total Return)	4.52%	3.40%	11.05%	8.75%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the June 28, 2019 Prospectus) are 1.34% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2020.

*	The Fund’s inception date is April 30, 2015.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary

September 30, 2019 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by ONEFUND, LLC. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by ONEFUND, LLC. The Index Funds S&P 500® Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500® Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500® Equal Weight particularly or the ability of the S&P 500® Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to ONEFUND, LLC with respect to the S&P 500® Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to ONEFUND, LLC or the Index Funds S&P 500® Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of ONEFUND, LLC or the owners of the Index Funds S&P 500® Equal Weight into consideration in determining, composing or calculating the S&P 500® Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500® Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500® Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500® Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500® Equal Weight. There is no assurance that investment products based on the S&P 500® Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE INDEX FUNDS S&P 500® EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2019	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses
September 30, 2019 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2019 and held until September 30, 2019.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value 4/1/2019	Ending Account Value 09/30/19	Expense Ratio(a)	Expenses Paid During Period 4/1/2019- 9/30/19(b)
Actual	$ 1,000.00	$ 1,044.20	0.25%	$ 1.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.75	0.25%	$ 1.26

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks: 99.69%
Communication Services: 4.47%
Activision Blizzard, Inc.	1,587	$83,984
Alphabet, Inc., Class A(a)	36	43,961
Alphabet, Inc., Class C(a)	37	45,103
AT&T, Inc.	2,341	88,583
CBS Corp., Class B Non-Voting Shares	2,026	81,790
CenturyLink, Inc.	6,881	85,875
Charter Communications, Inc., Class A(a)	208	85,721
Comcast Corp., Class A	1,893	85,336
Discovery, Inc., Class A(a)	1,010	26,896
Discovery, Inc., Class C(a)	2,305	56,749
DISH Network Corp., Class A(a)	2,517	85,754
Electronic Arts, Inc.(a)	901	88,136
Facebook, Inc., Class A(a)	474	84,410
Fox Corp., Class A	1,801	56,795
Fox Corp., Class B	825	26,021
Interpublic Group of Cos., Inc.	4,189	90,315
Netflix, Inc.(a)	301	80,554
News Corp., Class A	4,591	63,907
News Corp., Class B	1,474	21,071
Omnicom Group, Inc.	1,108	86,756
Take-Two Interactive Software, Inc.(a)	709	88,866
T-Mobile US, Inc.(a)	1,118	88,065
TripAdvisor, Inc.(a)	2,175	84,129
Twitter, Inc.(a)	2,082	85,778
Verizon Communications, Inc.	1,481	89,393
Viacom, Inc., Class B	3,408	81,894
Walt Disney Co.	644	83,926
		1,969,768

Consumer Discretionary: 12.48%
Advance Auto Parts, Inc.	565	93,451
Amazon.com, Inc.(a)	49	85,060
Aptiv PLC	985	86,109
AutoZone, Inc.(a)	77	83,516
Best Buy Co., Inc.	1,314	90,653
Booking Holdings, Inc.(a)	43	84,392
BorgWarner, Inc.	2,219	81,393
Capri Holdings, Ltd.(a)	2,773	91,953
CarMax, Inc.(a)	1,023	90,024
Carnival Corp.	1,756	76,755
Chipotle Mexican Grill, Inc.(a)	113	94,973
Darden Restaurants, Inc.	697	82,399
Dollar General Corp.	562	89,324
Dollar Tree, Inc.(a)	786	89,730
DR Horton, Inc.	1,794	94,562
eBay, Inc.	2,198	85,678
Expedia Group, Inc.	671	90,189
Ford Motor Co.	9,393	86,040
Gap, Inc.	4,613	80,082
Garmin, Ltd.	1,040	88,078
General Motors Co.	2,284	85,604
Genuine Parts Co.	899	89,531
	Shares	Value
Consumer Discretionary (continued)
H&R Block, Inc.	3,672	$86,733
Hanesbrands, Inc.	5,607	85,899
Harley-Davidson, Inc.	2,422	87,119
Hasbro, Inc.	741	87,949
Hilton Worldwide Holdings, Inc.	924	86,034
Home Depot, Inc.	380	88,168
Kohl’s Corp.	1,684	83,627
L Brands, Inc.	4,703	92,132
Las Vegas Sands Corp.	1,400	80,864
Leggett & Platt, Inc.	2,107	86,260
Lennar Corp., Class A	1,655	92,432
LKQ Corp.(a)	2,711	85,261
Lowe’s Cos., Inc.	783	86,099
Macy’s, Inc.	5,178	80,466
Marriott International, Inc., Class A	662	82,333
McDonald’s Corp.	423	90,822
MGM Resorts International	3,053	84,629
Mohawk Industries, Inc.(a)	706	87,593
Newell Brands, Inc.	4,809	90,024
NIKE, Inc., Class B	1,016	95,423
Nordstrom, Inc.	2,551	85,892
Norwegian Cruise Line Holdings, Ltd.(a)	1,623	84,023
NVR, Inc.(a)	24	89,216
O’Reilly Automotive, Inc.(a)	227	90,462
PulteGroup, Inc.	2,518	92,033
PVH Corp.	980	86,465
Ralph Lauren Corp.	868	82,868
Ross Stores, Inc.	813	89,308
Royal Caribbean Cruises, Ltd.	772	83,631
Starbucks Corp.	981	86,740
Tapestry, Inc.	3,525	91,826
Target Corp.	822	87,880
Tiffany & Co.	903	83,645
TJX Cos., Inc.	1,569	87,456
Tractor Supply Co.	914	82,662
Ulta Beauty, Inc.(a)	392	98,255
Under Armour, Inc., Class A(a)	2,171	43,290
Under Armour, Inc., Class C(a)	2,243	40,666
VF Corp.	983	87,477
Whirlpool Corp.	592	93,749
Wynn Resorts, Ltd.	756	82,192
Yum! Brands, Inc.	797	90,404
		5,499,503

Consumer Staples: 6.72%
Altria Group, Inc.	2,113	86,422
Archer-Daniels-Midland Co.	2,132	87,561
Brown-Forman Corp., Class B	1,382	86,762
Campbell Soup Co.	1,918	89,993
Church & Dwight Co., Inc.	1,233	92,771
Clorox Co.	558	84,743
Coca-Cola Co.	1,636	89,064
Colgate-Palmolive Co.	1,255	92,255
Conagra Brands, Inc.	2,972	91,181

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	5

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Consumer Staples (continued)
Constellation Brands, Inc., Class A	435	$90,167
Costco Wholesale Corp.	304	87,585
Coty, Inc., Class A	8,327	87,517
Estee Lauder Cos., Inc., Class A	455	90,522
General Mills, Inc.	1,644	90,617
Hershey Co.	597	92,529
Hormel Foods Corp.	2,066	90,346
JM Smucker Co.	833	91,647
Kellogg Co.	1,401	90,154
Kimberly-Clark Corp.	670	95,173
Kraft Heinz Co.	3,034	84,755
Kroger Co.	3,384	87,240
Lamb Weston Holdings, Inc.	1,231	89,518
McCormick & Co., Inc., Non-Voting Shares	565	88,310
Molson Coors Brewing Co., Class B	1,553	89,298
Mondelez International, Inc., Class A	1,641	90,780
Monster Beverage Corp.(a)	1,508	87,554
PepsiCo, Inc.	651	89,252
Philip Morris International, Inc.	1,215	92,255
Procter & Gamble Co.	727	90,424
Spectrum Brands Holdings, Inc.	118	6,234
Sysco Corp.	1,133	89,960
Tyson Foods, Inc., Class A	1,042	89,758
Walgreens Boots Alliance, Inc.	1,586	87,722
Walmart, Inc.	756	89,722
		2,959,791

Energy: 5.49%
Apache Corp.	3,646	93,338
Baker Hughes a GE Co.	3,907	90,642
Cabot Oil & Gas Corp.	4,718	82,895
Chevron Corp.	731	86,697
Cimarex Energy Co.	1,851	88,737
Concho Resources, Inc.	1,207	81,955
ConocoPhillips	1,548	88,205
Devon Energy Corp.	3,540	85,172
Diamondback Energy, Inc.	917	82,448
EOG Resources, Inc.	1,118	82,978
Exxon Mobil Corp.	1,222	86,285
Halliburton Co.	4,379	82,544
Helmerich & Payne, Inc.	2,141	85,790
Hess Corp.	1,404	84,914
HollyFrontier Corp.	1,727	92,636
Kinder Morgan, Inc.	4,336	89,365
Marathon Oil Corp.	6,989	85,755
Marathon Petroleum Corp.	1,666	101,210
National Oilwell Varco, Inc.	3,891	82,489
Noble Energy, Inc.	3,545	79,621
Occidental Petroleum Corp.	1,968	87,517
ONEOK, Inc.	1,192	87,839
Phillips 66	864	88,474
Pioneer Natural Resources Co.	655	82,379
Schlumberger, Ltd.	2,378	81,256
	Shares	Value
Energy (continued)
TechnipFMC PLC	3,481	$84,031
Valero Energy Corp.	1,037	88,394
Williams Cos., Inc.	3,594	86,472
		2,420,038

Financials: 13.34%
Affiliated Managers Group, Inc.	1,001	83,433
Aflac, Inc.	1,715	89,729
Allstate Corp.	839	91,182
American Express Co.	745	88,119
American International Group, Inc.	1,549	86,279
Ameriprise Financial, Inc.	602	88,554
Aon PLC	465	90,010
Arthur J Gallagher & Co.	1,020	91,361
Assurant, Inc.	710	89,332
Bank of America Corp.	2,942	85,818
Bank of New York Mellon Corp.	1,892	85,537
BB&T Corp.	1,673	89,288
Berkshire Hathaway, Inc., Class B(a)	416	86,536
BlackRock, Inc.	200	89,128
Capital One Financial Corp.	948	86,249
Cboe Global Markets, Inc.	799	91,813
Charles Schwab Corp.	2,035	85,124
Chubb, Ltd.	558	90,084
Cincinnati Financial Corp.	785	91,586
Citigroup, Inc.	1,261	87,110
Citizens Financial Group, Inc.	2,410	85,242
CME Group, Inc.	431	91,088
Comerica, Inc.	1,353	89,284
Discover Financial Services	1,047	84,901
E*TRADE Financial Corp.	1,959	85,589
Everest Re Group, Ltd.	346	92,067
Fifth Third Bancorp	3,128	85,645
First Republic Bank	927	89,641
Franklin Resources, Inc.	2,968	85,656
Globe Life, Inc.	931	89,153
Goldman Sachs Group, Inc.	404	83,721
Hartford Financial Services Group, Inc.	1,472	89,218
Huntington Bancshares, Inc.	6,017	85,863
Intercontinental Exchange, Inc.	977	90,148
Invesco, Ltd.	5,101	86,411
JPMorgan Chase & Co.	738	86,855
KeyCorp	4,858	86,667
Lincoln National Corp.	1,439	86,800
Loews Corp.	1,747	89,936
M&T Bank Corp.	560	88,463
MarketAxess Holdings, Inc.	269	88,097
Marsh & McLennan Cos., Inc.	890	89,044
MetLife, Inc.	1,835	86,539
Moody’s Corp.	418	85,619
Morgan Stanley	1,965	83,847
MSCI, Inc.	387	84,269
Nasdaq, Inc.	891	88,521
Northern Trust Corp.	897	83,708

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Financials (continued)
People’s United Financial, Inc.	5,438	$85,023
PNC Financial Services Group, Inc.	638	89,422
Principal Financial Group, Inc.	1,535	87,710
Progressive Corp.	1,222	94,399
Prudential Financial, Inc.	989	88,961
Raymond James Financial, Inc.	1,019	84,027
Regions Financial Corp.	5,428	85,871
S&P Global, Inc.	355	86,968
State Street Corp.	1,452	85,944
SunTrust Banks, Inc.	1,293	88,958
SVB Financial Group(a)	397	82,953
Synchrony Financial	2,597	88,532
T Rowe Price Group, Inc.	747	85,345
Travelers Cos., Inc.	607	90,255
Unum Group	2,982	88,625
US Bancorp	1,583	87,603
Wells Fargo & Co.	1,815	91,549
Willis Towers Watson PLC	456	87,994
Zions Bancorp	1,982	88,239
		5,876,642

Health Care: 12.13%
Abbott Laboratories	1,053	88,104
AbbVie, Inc.	1,258	95,256
ABIOMED, Inc.(a)	476	84,676
Agilent Technologies, Inc.	1,139	87,282
Alexion Pharmaceuticals, Inc.(a)	826	80,898
Align Technology, Inc.(a)	500	90,460
Allergan PLC	535	90,035
AmerisourceBergen Corp.	1,064	87,599
Amgen, Inc.	454	87,853
Anthem, Inc.	351	84,275
Baxter International, Inc.	1,021	89,307
Becton Dickinson and Co.	340	86,006
Biogen, Inc.(a)	375	87,307
Boston Scientific Corp.(a)	2,123	86,385
Bristol-Myers Squibb Co.	1,796	91,075
Cardinal Health, Inc.	1,840	86,830
Celgene Corp.(a)	902	89,569
Centene Corp.(a)	1,956	84,617
Cerner Corp.	1,308	89,166
Cigna Corp.	551	83,636
Cooper Cos., Inc.	295	87,615
CVS Health Corp.	1,385	87,352
Danaher Corp.	630	90,991
DaVita, Inc.(a)	1,435	81,895
DENTSPLY SIRONA, Inc.	1,711	91,213
Edwards Lifesciences Corp.(a)	405	89,064
Eli Lilly & Co.	800	89,464
Gilead Sciences, Inc.	1,335	84,612
HCA Healthcare, Inc.	687	82,729
Henry Schein, Inc.(a)	1,380	87,630
Hologic, Inc.(a)	1,785	90,125
Humana, Inc.	323	82,581
	Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc.(a)	334	$90,825
Illumina, Inc.(a)	295	89,745
Incyte Corp.(a)	1,161	86,181
Intuitive Surgical, Inc.(a)	170	91,788
IQVIA Holdings, Inc.(a)	586	87,537
Johnson & Johnson	678	87,720
Laboratory Corp. of America Holdings(a)	515	86,520
McKesson Corp.	619	84,593
Medtronic PLC	809	87,874
Merck & Co., Inc.	1,074	90,409
Mettler-Toledo International, Inc.(a)	125	88,050
Mylan NV(a)	4,093	80,960
PerkinElmer, Inc.	1,024	87,214
Perrigo Co. PLC	1,586	88,642
Pfizer, Inc.	2,405	86,412
Quest Diagnostics, Inc.	850	90,975
Regeneron Pharmaceuticals, Inc.(a)	315	87,381
ResMed, Inc.	671	90,659
Stryker Corp.	407	88,034
Teleflex, Inc.	268	91,053
Thermo Fisher Scientific, Inc.	298	86,798
UnitedHealth Group, Inc.	380	82,582
Universal Health Services, Inc., Class B	582	86,572
Varian Medical Systems, Inc.(a)	756	90,032
Vertex Pharmaceuticals, Inc.(a)	508	86,065
Waters Corp.(a)	383	85,497
WellCare Health Plans, Inc.(a)	332	86,044
Zimmer Biomet Holdings, Inc.	640	87,853
Zoetis, Inc.	734	91,449
		5,341,071

Industrials: 13.65%
3M Co.	518	85,159
Alaska Air Group, Inc.	1,348	87,499
Allegion PLC	868	89,968
American Airlines Group, Inc.	2,964	79,939
AMETEK, Inc.	979	89,892
AO Smith Corp.	1,767	84,304
Arconic, Inc.	3,276	85,176
Boeing Co.	234	89,030
Caterpillar, Inc.	663	83,743
CH Robinson Worldwide, Inc.	1,019	86,391
Cintas Corp.	360	96,516
Copart, Inc.(a)	1,085	87,158
CSX Corp.	1,225	84,856
Cummins, Inc.	537	87,354
Deere & Co.	536	90,412
Delta Air Lines, Inc.	1,480	85,248
Dover Corp.	891	88,708
Eaton Corp. PLC	1,014	84,314
Emerson Electric Co.	1,354	90,528
Equifax, Inc.	628	88,341

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Industrials (continued)
Expeditors International of Washington, Inc.	1,164	$86,474
Fastenal Co.	2,639	86,216
FedEx Corp.	510	74,241
Flowserve Corp.	1,829	85,433
Fortive Corp.	1,267	86,865
Fortune Brands Home & Security, Inc.	1,630	89,161
General Dynamics Corp.	467	85,335
General Electric Co.	9,503	84,957
Honeywell International, Inc.	530	89,676
Huntington Ingalls Industries, Inc.	407	86,199
IDEX Corp.	520	85,218
IHS Markit, Ltd.(a)	1,308	87,479
Illinois Tool Works, Inc.	555	86,852
Ingersoll-Rand PLC	714	87,972
Jacobs Engineering Group, Inc.	973	89,029
JB Hunt Transport Services, Inc.	772	85,422
Johnson Controls International PLC	2,015	88,438
Kansas City Southern	667	88,718
L3Harris Technologies, Inc.	427	89,089
Lockheed Martin Corp.	231	90,104
Masco Corp.	2,055	85,652
Nielsen Holdings PLC	3,952	83,980
Norfolk Southern Corp.	487	87,494
Northrop Grumman Corp.	244	91,449
PACCAR, Inc.	1,241	86,882
Parker-Hannifin Corp.	487	87,957
Pentair PLC	2,345	88,641
Quanta Services, Inc.	2,329	88,036
Raytheon Co.	446	87,501
Republic Services, Inc.	1,042	90,185
Robert Half International, Inc.	1,564	87,052
Rockwell Automation, Inc.	533	87,838
Rollins, Inc.	2,569	87,526
Roper Technologies, Inc.	247	88,080
Snap-on, Inc.	546	85,471
Southwest Airlines Co.	1,591	85,930
Stanley Black & Decker, Inc.	607	87,657
Textron, Inc.	1,726	84,505
TransDigm Group, Inc.	171	89,035
Union Pacific Corp.	518	83,906
United Airlines Holdings, Inc.(a)	972	85,934
United Parcel Service, Inc., Class B	724	86,750
United Rentals, Inc.(a)	689	85,877
United Technologies Corp.	643	87,782
Verisk Analytics, Inc.	570	90,140
Wabtec Corp.	1,181	84,867
Waste Management, Inc.	793	91,195
WW Grainger, Inc.	300	89,145
Xylem, Inc.	1,128	89,811
		6,013,692

Information Technology: 13.48%
Accenture PLC, Class A	456	87,712
	Shares	Value
Information Technology (continued)
Adobe, Inc.(a)	319	$88,124
Advanced Micro Devices, Inc.(a)	2,892	83,839
Akamai Technologies, Inc.(a)	982	89,735
Alliance Data Systems Corp.	663	84,950
Amphenol Corp., Class A	937	90,421
Analog Devices, Inc.	762	85,138
ANSYS, Inc.(a)	418	92,529
Apple, Inc.	406	90,932
Applied Materials, Inc.	1,728	86,227
Arista Networks, Inc.(a)	364	86,967
Autodesk, Inc.(a)	578	85,371
Automatic Data Processing, Inc.	555	89,588
Broadcom, Inc.	305	84,201
Broadridge Financial Solutions, Inc.	716	89,092
Cadence Design Systems, Inc.(a)	1,355	89,538
CDW Corp.	801	98,715
Cisco Systems, Inc.	1,774	87,653
Citrix Systems, Inc.	925	89,281
Cognizant Technology Solutions Corp., Class A	1,379	83,105
Corning, Inc.	2,943	83,934
DXC Technology Co.	2,714	80,063
F5 Networks, Inc.(a)	635	89,167
Fidelity National Information Services, Inc.	678	90,011
Fiserv, Inc.(a)	865	89,605
FleetCor Technologies, Inc.(a)	303	86,894
FLIR Systems, Inc.	1,683	88,509
Fortinet, Inc.(a)	1,136	87,199
Gartner, Inc.(a)	648	92,658
Global Payments, Inc.	529	84,111
Hewlett Packard Enterprise Co.	5,793	87,880
HP, Inc.	4,652	88,016
Intel Corp.	1,690	87,086
International Business Machines Corp.	618	89,870
Intuit, Inc.	334	88,824
IPG Photonics Corp.(a)	607	82,309
Jack Henry & Associates, Inc.	611	89,188
Juniper Networks, Inc.	3,657	90,511
Keysight Technologies, Inc.(a)	891	86,650
KLA Corp.	590	94,076
Lam Research Corp.	377	87,128
Leidos Holdings, Inc.	1,034	88,800
Mastercard, Inc., Class A	321	87,174
Maxim Integrated Products, Inc.	1,489	86,228
Microchip Technology, Inc.	934	86,778
Micron Technology, Inc.(a)	1,757	75,287
Microsoft Corp.	647	89,952
Motorola Solutions, Inc.	532	90,658
NetApp, Inc.	1,569	82,388
NVIDIA Corp.	488	84,946
Oracle Corp.	1,651	90,855
Paychex, Inc.	1,088	90,054
PayPal Holdings, Inc.(a)	830	85,980

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Information Technology (continued)
Qorvo, Inc.(a)	1,145	$84,890
QUALCOMM, Inc.	1,132	86,349
salesforce.com, Inc.(a)	580	86,095
Seagate Technology PLC	1,581	85,042
Skyworks Solutions, Inc.	1,081	85,669
Symantec Corp.	3,628	85,730
Synopsys, Inc.(a)	659	90,448
TE Connectivity, Ltd.	918	85,539
Texas Instruments, Inc.	685	88,529
VeriSign, Inc.(a)	470	88,656
Visa, Inc., Class A	501	86,177
Western Digital Corp.	1,374	81,945
Western Union Co.	3,800	88,046
Xerox Holdings Corp.	2,880	86,141
Xilinx, Inc.	844	80,940
		5,936,103

Materials: 5.52%
Air Products & Chemicals, Inc.	400	88,744
Albemarle Corp.	1,281	89,055
Amcor PLC	8,685	84,679
Avery Dennison Corp.	762	86,540
Ball Corp.	1,221	88,901
Celanese Corp.	707	86,459
CF Industries Holdings, Inc.	1,778	87,478
Corteva, Inc.	2,947	82,516
Dow Chemical Co.	1,841	87,724
Eastman Chemical Co.	1,176	86,824
Ecolab, Inc.	446	88,326
EI du Pont de Nemours & Co.	1,207	86,071
FMC Corp.	975	85,488
Freeport-McMoRan, Inc.	8,249	78,943
International Flavors & Fragrances, Inc.	697	85,515
International Paper Co.	2,075	86,776
Linde PLC	462	89,499
LyondellBasell Industries NV, Class A	1,029	92,065
Martin Marietta Materials, Inc.	336	92,098
Mosaic Co.	3,919	80,339
Newmont Goldcorp Corp.	2,299	87,178
Nucor Corp.	1,656	84,307
Packaging Corp. of America	819	86,896
PPG Industries, Inc.	744	88,171
Sealed Air Corp.	2,093	86,880
Sherwin-Williams Co.	164	90,179
Vulcan Materials Co.	601	90,895
Westrock Co.	2,271	82,778
		2,431,324

Real Estate: 6.57%
Alexandria Real Estate Equities, Inc., REIT	586	90,267
American Tower Corp., REIT	413	91,327
	Shares	Value
Real Estate (continued)
Apartment Investment & Management Co., REIT, Class A	1,748	$91,141
AvalonBay Communities, Inc., REIT	428	92,161
Boston Properties, Inc., REIT	675	87,520
CBRE Group, Inc., Class A(a)	1,644	87,148
Crown Castle International Corp., REIT	651	90,495
Digital Realty Trust, Inc., REIT	714	92,684
Duke Realty Corp., REIT	2,752	93,485
Equinix, Inc., REIT	166	95,749
Equity Residential, REIT	1,050	90,573
Essex Property Trust, Inc., REIT	275	89,829
Extra Space Storage, Inc., REIT	765	89,367
Federal Realty Investment Trust, REIT	657	89,444
HCP, Inc., REIT	2,631	93,743
Host Hotels & Resorts, Inc., REIT	5,125	88,611
Iron Mountain, Inc., REIT	2,727	88,328
Kimco Realty Corp., REIT	4,412	92,123
Macerich Co., REIT	2,672	84,408
Mid-America Apartment Communities, Inc., REIT	699	90,877
Prologis, Inc., REIT	1,054	89,822
Public Storage, REIT	365	89,524
Realty Income Corp., REIT	1,222	93,703
Regency Centers Corp., REIT	1,304	90,615
SBA Communications Corp., REIT	365	88,020
Simon Property Group, Inc., REIT	576	89,654
SL Green Realty Corp., REIT	1,083	88,535
UDR, Inc., REIT	1,864	90,367
Ventas, Inc., REIT	1,268	92,602
Vornado Realty Trust, REIT	1,398	89,011
Welltower, Inc., REIT	1,038	94,095
Weyerhaeuser Co., REIT	3,238	89,693
		2,894,921

Utilities: 5.84%
AES Corp.	5,622	91,863
Alliant Energy Corp.	1,719	92,706
Ameren Corp.	1,158	92,698
American Electric Power Co., Inc.	970	90,879
American Water Works Co., Inc.	732	90,936
Atmos Energy Corp.	809	92,137
CenterPoint Energy, Inc.	2,974	89,755
CMS Energy Corp.	1,449	92,664
Consolidated Edison, Inc.	989	93,431
Dominion Energy, Inc.	1,130	91,575
DTE Energy Co.	691	91,875
Duke Energy Corp.	945	90,588
Edison International	1,234	93,068
Entergy Corp.	781	91,658
Evergy, Inc.	1,382	91,986
Eversource Energy	1,078	92,137
Exelon Corp.	1,878	90,726
FirstEnergy Corp.	1,874	90,383
NextEra Energy, Inc.	407	94,827

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Utilities (continued)
NiSource, Inc.	3,056	$91,436
NRG Energy, Inc.	2,306	91,318
Pinnacle West Capital Corp.	954	92,605
PPL Corp.	2,875	90,534
Public Service Enterprise Group, Inc.	1,460	90,637
Sempra Energy	627	92,551
Southern Co.	1,477	91,234
WEC Energy Group, Inc.	974	92,627
Xcel Energy, Inc.	1,418	92,014
		2,570,848
Total Common Stocks
(Cost 37,480,939)		43,913,701

Exchange-Traded Funds: 0.13%
SPDR® S&P 500® ETF Trust	200	59,354

Total Exchange-Traded Funds
(Cost 59,175)		59,354

Total Investments: 99.82%
(Cost 37,540,114)		43,973,055

Other Assets In Excess Of Liabilities: 0.18%		77,382

Net Assets: 100.00%		$44,050,437

(a)	Non-income producing security.

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
September 30, 2019 (Unaudited)

ASSETS:
Investments, at value	$43,973,055
Cash	21,100
Receivable for investments sold	2,555,090
Receivable for shares sold	130,042
Receivable due from investment adviser	95,071
Interest and dividends receivable	56,350
Prepaid expenses and other assets	28,220
Total Assets	46,858,928
LIABILITIES:
Payable for investments purchased	2,200,474
Payable for shares redeemed	513,473
Investment advisory fees payable	26,506
Payable to fund accounting and administration	28,275
Payable for trustee fees and expenses	36
Payable for transfer agency fees	7,166
Payable for chief compliance officer fee	2,680
Payable for professional fees	24,324
Accrued expenses and other liabilities	5,557
Total Liabilities	2,808,491
NET ASSETS	$44,050,437
NET ASSETS CONSIST OF:
Paid-in capital	$38,538,833
Total distributable earnings	5,511,604
NET ASSETS	$44,050,437
INVESTMENTS, AT COST	$37,540,114
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$32.57
Net Assets	$44,050,437
Shares of beneficial interest outstanding, without par value	1,352,399

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	11

Index Funds S&P 500® Equal Weight	Statement of Operations
For the Six Months Ended September 30, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends	$457,739
Total Investment Income	457,739

EXPENSES:
Investment advisory fees (Note 3)	52,809
Fund accounting & administration fees	96,562
Custodian fees	4,561
Audit and tax fees	8,519
Legal fees	11,559
Transfer agent fees	23,060
Trustee fees and expenses	175
Registration fees	13,100
Printing fees	5,422
Chief compliance officer fees	15,859
Insurance expense	7,879
Other	2,692
Total expenses before waiver	242,197
Less: fees waived/reimbursed by investment adviser (Note 3)	(189,355)
Total Net Expenses	52,842
NET INVESTMENT INCOME:	404,897

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(311,613)
Net change in unrealized appreciation on investments	1,666,203
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,354,590
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,759,487

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
OPERATIONS:
Net investment income	$404,897	$657,845
Net realized loss on investments	(311,613)	(470,069)
Net change in unrealized appreciation on investments	1,666,203	2,170,566
Net increase in net assets resulting from operations	1,759,487	2,358,342

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(972,201)
Net decrease in net assets from distributions	–	(972,201)

SHARE TRANSACTIONS:
Proceeds from sale of shares	12,410,585	20,825,050
Issued to shareholders in reinvestment of distributions	–	972,201
Cost of shares redeemed	(9,378,611)	(16,673,962)
Redemption fees	644	2,767
Net increase from share transactions	3,032,618	5,126,056
Net increase in net assets	4,792,105	6,512,197

NET ASSETS:
Beginning of period	39,258,332	32,746,135
End of period	$44,050,437	$39,258,332

Other Information:
SHARE TRANSACTIONS:
Sold	388,731	679,778
Distributions reinvested	-	35,199
Redeemed	(294,814)	(546,461)
Net increase in shares outstanding	93,917	168,516

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	13

Index Funds S&P 500® Equal Weight	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$31.19		$30.04	$27.27	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.57	0.49	0.43	0.44
Net realized and unrealized gain/(loss)	1.07		1.42	2.65	3.66	(0.71)
Total from investment operations	1.38		1.99	3.14	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	–		(0.49)	(0.35)	(0.30)	(0.28)
From net realized gains	–		(0.35)	(0.02)	(0.54)	(0.44)
Total distributions	–		(0.84)	(0.37)	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	–
Net increase/(decrease) in net asset value	1.38		1.15	2.77	3.26	(0.99)
Net asset value, end of period	$32.57		$31.19	$30.04	$27.27	$24.01

TOTAL RETURN	4.42	%(c)	7.02%	11.50%	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$44,050		$39,258	$32,746	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.15	%(d)	1.34%	1.98%	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.27%	0.30	%(d)
Ratio of net investment income to average net assets	1.92	%(d)	1.85%	1.68%	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	46	%(c)	83%	64%	32%	81	%(c)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2019, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Semi-Annual Report | September 30, 2019	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2019 (Unaudited)

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,913,701	$–	$–	$43,913,701
Exchange-Traded Funds	59,354	–	–	59,354
TOTAL	$43,973,055	$–	$–	$43,973,055

*	See Schedule of Investments for industry classification.

For the period ended September 30, 2019, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the period ended September 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30, 2019. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2019 (Unaudited)

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

ONEFUND, LLC., is the Investment Adviser for the Fund (the “Adviser”). Effective August 29, 2019, The Index Group, LLC, investment adviser to the Index Funds S&P 500® Equal Weight, has changed its name to ONEFUND, LLC. The Adviser currently offers investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2020, and may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2019, reimbursements that may potentially be made by the Fund to the Adviser are as follows:

Fund	Expires 2020	Expires 2021	Expires 2022	Total
Index Funds S&P 500® Equal Weight	$364,450	$384,486	$387,186	$1,136,122

Fund Accounting and Administration Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the period ended September 30, 2019 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the period ended September 30, 2019 are disclosed in the Statement of Operations.

Compliance Services

ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the period ended September 30, 2019 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Advisor pursuant to the terms set forth in the Distribution Agreement.

Semi-Annual Report | September 30, 2019	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2019 (Unaudited)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended September 30, 2019.

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$22,954,142	$19,354,073

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the period ended March 31, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$912,728	$59,473

As of September 30, 2019, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$6,978,576	$(1,835,925)	$5,142,651	$38,830,404

The difference between book basis and tax basis is primarily attributable to wash sales.

6. BENEFICIAL OWNERSHIP

At September 30, 2019, a shareholder is the record owner of approximately 71% of the Fund’s shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information

September 30, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

Semi-Annual Report | September 30, 2019	19

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX FUNDS

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 4, 2019

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	December 4, 2019